Provisions - Actual data, key forecast assumptions, and a sensitivity analysis (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Customer initiated claims [Member]
Disclosure of other provisions [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Total mis-selling claims received directly by Barclays Group, including those received via CMCs but excluding those for which no PPI policy exists and excluding responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 50,000 increase or decrease in the number of customer initiated mis-selling policy claims would have on the provision level inclusive of operational processing costs.
Average uphold rate per customer initiated claims [Member]
Disclosure of other provisions [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Average uphold rate per customer initiated mis-selling claim received directly by Barclays Group and proactive mailings, excluding those for which no PPI policy exists. The sensitivity analysis has been calculated to show the impact a 1% change in the average uphold rate per claim would have on the provision level.
Average redress per valid claim [Member]
Disclosure of other provisions [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Average redress stated on a per policy basis for future customer initiated mis-selling complaints received directly by Barclays Group. The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision level.